Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenue	$ 41,460	$ 33,328
Cost of revenue	11,339	9,876
Gross profit	30,121	23,452
Operating expenses
Research and development	5,149	3,530
Sales and marketing	21,463	13,121
General and administrative	6,456	4,691
Total operating expenses	33,068	21,342
(Loss) income from operations	(2,947)	2,110
Other income (expense)
Interest income	67	17
Interest expense	(107)	(177)
Foreign exchange income (expense)	4,096	(3,841)
Total other income (expense), net	4,056	(4,001)
Income (loss) before income taxes	1,109	(1,891)
Provision for income taxes	865	358
Net income (loss)	244	(2,249)
Net income (loss) available to ordinary shareholders - basic and diluted	$ 244	$ (2,249)
Net income (loss) per ordinary share:
Basic	$ 0.00	$ (0.07)
Diluted	$ 0.00	$ (0.07)
Weighted-average number of ordinary shares outstanding:
Basic	54,287	33,066
Diluted	57,655	33,066